Credit impairment charges and other provisions - Movements in allowance for impairment by asset class (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Opening/Beginning balance	£ 4,690
Closing/Ending balance		£ 4,690
Loans and advances [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Opening/Beginning balance	4,652	4,620
Acquisitions and disposals		(5)
Unwind of discount		(48)
Exchange and other adjustments		(240)
Amounts written off		(2,329)
Recoveries		334
Amounts charged to income statement		2,320
Closing/Ending balance	6,770	4,652
Home loans [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Opening/Beginning balance	458	467
Acquisitions and disposals		0
Unwind of discount		(5)
Exchange and other adjustments		(4)
Amounts written off		(29)
Recoveries		0
Amounts charged to income statement		29
Closing/Ending balance		458
Credit cards, unsecured and other retail lending [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Opening/Beginning balance	3,055	3,060
Acquisitions and disposals		0
Unwind of discount		(43)
Exchange and other adjustments		(223)
Amounts written off		(2,042)
Recoveries		252
Amounts charged to income statement		2,051
Closing/Ending balance		3,055
Corporate loans [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Opening/Beginning balance	£ 1,139	1,093
Acquisitions and disposals		(5)
Unwind of discount		0
Exchange and other adjustments		(13)
Amounts written off		(258)
Recoveries		82
Amounts charged to income statement		240
Closing/Ending balance		£ 1,139